Additional details of consolidated financial statements include the subsidiaries listed below (Details)	12 Months Ended
Dec. 31, 2021
Fundo De Investimento Em Direitos Creditorios N U [Member]
Reserve Quantities [Line Items]
Name of subsidiary	Fundo de Investimento em Direitos Creditórios NU (“FIDC Nu”)
Country of incorporation of subsidiary	Brazil
Fundo De Investimento Ostrum Soberano Renda Fixa Referenciado D I [Member]
Reserve Quantities [Line Items]
Name of subsidiary	Fundo de Investimento Ostrum Soberano Renda Fixa Referenciado DI (“Fundo Ostrum”)
Country of incorporation of subsidiary	Brazil
Nu Fundo De Investimentos Em Acoes [Member]
Reserve Quantities [Line Items]
Name of subsidiary	Nu Fundo de Investimentos em Ações (“Nu FIA”)
Country of incorporation of subsidiary	Brazil
Nu Fundo De Investimento Renda Fixa [Member]
Reserve Quantities [Line Items]
Name of subsidiary	Nu Fundo de Investimento Renda Fixa ("NuFundo") - consolidated only in 2020 and 2019
Country of incorporation of subsidiary	Brazil